UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1810

Oppenheimer Global Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2014 Unaudited

	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—12.2%
Hotels, Restaurants & Leisure—1.2%
Gtech SpA	1,173,654	$28,684,593
McDonald’s Corp.	1,046,000	105,374,040

		134,058,633

Internet & Catalog Retail—0.3%
JD.com, Inc., ADR[1]	989,987	28,224,529

Media—2.7%
Walt Disney Co. (The)	2,588,810	221,964,569
Zee Entertainment Enterprises Ltd.	14,003,568	68,218,207

		290,182,776

Specialty Retail—3.2%
Industria de Diseno Textil SA (Inditex)	1,178,063	181,654,659
Tiffany & Co.	1,609,688	161,371,222

		343,025,881

Textiles, Apparel & Luxury Goods—4.8%
Brunello Cucinelli SpA	280,196	6,368,509
Kering	831,151	182,131,229
lululemon athletica, Inc.[1]	1,275,800	51,644,384
LVMH Moet Hennessy Louis Vuitton SA	1,059,000	203,995,674
Tod’s SpA	561,845	71,504,409

		515,644,205

Consumer Staples—6.2%
Beverages—1.6%
AMBEV SA, ADR	9,899,250	69,690,720
Fomento Economico Mexicano SAB de CV, ADR	1,048,883	98,227,893

		167,918,613

Food Products—2.8%
Nestle SA	1,374,966	106,536,430
Unilever plc	4,186,949	189,858,093

		296,394,523

Household Products—1.8%
Colgate-Palmolive Co.	2,931,778	199,888,624

	Shares	Value
Energy—3.7%
Energy Equipment & Services—2.5%
Technip SA	1,779,020	$194,867,558
Transocean Ltd.	1,619,028	72,904,831

		267,772,389

Oil, Gas & Consumable Fuels—1.2%
Gazprom OAO, Sponsored ADR[1]	5,634,320	49,130,842
Repsol SA	3,031,908	80,103,901

		129,234,743

Financials—20.9%
Capital Markets—5.2%
Credit Suisse Group AG1	3,329,286	94,802,680
Deutsche Bank AG	4,272,353	150,310,900
Goldman Sachs Group, Inc. (The)	648,311	108,553,194
UBS AG1	10,912,224	199,956,648

		553,623,422

Commercial Banks—6.1%
Banco Bilbao Vizcaya Argentaria SA	11,649,933	148,313,458
Citigroup, Inc.	3,891,510	183,290,121
ICICI Bank Ltd., Sponsored ADR[1]	3,025,273	150,961,123
Societe Generale SA	1,593,726	83,343,631
Sumitomo Mitsui Financial Group, Inc.	2,116,900	88,889,037

		654,797,370

Diversified Financial Services—3.6%
BM&FBovespa SA	16,541,100	86,766,847
McGraw Hill Financial, Inc.	2,795,039	232,072,088
Moscow Exchange (The)[1]	33,668,089	66,840,685

		385,679,620

Insurance—5.1%
Allianz SE	1,024,498	170,748,615
Dai-ichi Life Insurance Co. Ltd. (The)	7,727,800	115,383,239

1 OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance (Continued)
Fidelity National Financial, Inc., Cl. A	2,202,260	$72,146,037
Prudential plc	8,197,950	188,051,045

		546,328,936

Real Estate Management & Development—0.9%
DLF Ltd.	28,136,051	100,325,410

Health Care—15.4%
Biotechnology—4.7%
Biogen Idec, Inc.[1]	264,430	83,377,423
Celldex Therapeutics, Inc.[1]	4,109,129	67,060,985
Circassia Pharmaceuticals plc[1]	8,825,870	41,657,865
Clovis Oncology, Inc.[1]	649,242	26,885,111
Gilead Sciences, Inc.[1]	1,651,480	136,924,207
Medivation, Inc.[1]	488,981	37,690,656
Vertex Pharmaceuticals, Inc.[1]	1,142,657	108,186,765

		501,783,012

Health Care Equipment & Supplies—1.8%
St. Jude Medical, Inc.	997,330	69,065,102
Swiss Medical SA1,2,3	49,975,200	14,816,947
Zimmer Holdings, Inc.	1,044,024	108,432,333

		192,314,382

Health Care Providers & Services—3.1%
Aetna, Inc.	2,083,449	168,926,045
WellPoint, Inc.	1,509,035	162,387,256

		331,313,301

Pharmaceuticals—5.8%
Allergan, Inc.	664,780	112,494,072
Bayer AG	1,166,182	164,721,316
Roche Holding AG	435,697	130,012,645
Shire plc	1,768,150	138,642,347
Theravance Biopharma, Inc.[1]	588,092	18,748,373
Theravance, Inc.[1]	2,058,325	61,296,919

		625,915,672

	Shares	Value
Industrials—11.8%
Aerospace & Defense—2.7%
Airbus Group NV	2,927,258	$196,471,555
Embraer SA, ADR	2,635,705	96,018,733

		292,490,288

Air Freight & Couriers—1.1%
United Parcel Service, Inc., Cl. B	1,160,680	119,155,409

Building Products—1.5%
Assa Abloy AB, Cl. B	3,064,160	155,739,913

Construction & Engineering—0.5%
FLSmidth & Co. AS	1,033,563	57,774,188

Electrical Equipment—2.5%
Emerson Electric Co.	1,401,240	92,986,286
Nidec Corp.	2,075,216	127,594,374
Prysmian SpA	1,899,226	42,863,381

		263,444,041

Industrial Conglomerates—2.9%
3M Co.	926,680	132,737,643
Seibu Holdings, Inc.	1,526,700	31,687,553
Siemens AG	1,072,171	141,606,482

		306,031,678

Machinery—0.6%
FANUC Corp.	398,600	68,881,497

Information Technology—23.3%
Communications Equipment—3.4%
Juniper Networks, Inc.[1]	3,453,702	84,753,847
Telefonaktiebolaget LM Ericsson, Cl. B	23,611,584	285,502,356

		370,256,203

Electronic Equipment, Instruments, & Components—4.0%
Keyence Corp.	346,453	151,541,963
Kyocera Corp.	2,278,400	108,395,680
Murata Manufacturing Co. Ltd.	1,775,904	166,581,442

		426,519,085

Internet Software & Services—6.0%
eBay, Inc.[1]	4,006,488	200,564,789
Facebook, Inc., Cl. A1	2,118,730	142,569,342
Google, Inc., Cl. A1	260,030	152,031,740

2 OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Internet Software & Services (Continued)
Google, Inc., Cl. C1	260,030	$149,590,058

		644,755,929

Semiconductors & Semiconductor Equipment—3.2%
Altera Corp.	5,054,897	175,708,220
Maxim Integrated Products, Inc.	4,874,905	164,820,538

		340,528,758

Software—6.3%
Adobe Systems, Inc.[1]	2,484,614	179,786,669
Intuit, Inc.	2,022,640	162,883,199
Microsoft Corp.	2,924,542	121,953,401
SAP AG	2,700,251	208,562,037

		673,185,306

Technology Hardware, Storage & Peripherals—0.4%
Fusion-io, Inc.[1]	3,791,942	42,848,944

Materials—1.9%
Chemicals—1.1%
Linde AG	547,037	116,332,276

Metals & Mining—0.8%
Alrosa AO1	29,732,510	36,580,383
Vale SA, Cl. B, Sponsored ADR	3,549,460	46,959,356

		83,539,739

Telecommunication Services—1.6%
Wireless Telecommunication Services—1.6%
KDDI Corp.	2,709,000	165,596,499

Total Common Stocks (Cost $5,940,429,478)		10,391,505,793

Preferred Stocks—3.0%
Bayerische Motoren Werke (BMW) AG, Preference	2,244,641	215,207,640
Itau Unibanco Holding SA, Preference, ADR	6,718,767	96,615,869
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	294,074,928	3,715,969

Total Preferred Stocks (Cost $166,369,840)		315,539,479

	Units	Value
Rights, Warrants and Certificates—0.0%
Repsol SA Rts., Strike Price 0.0001EUR, Exp. 7/4/14[1] (Cost $0)	3,031,908	$2,063,341

	Shares
Investment Company—0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,4] (Cost $13,803,778)	13,803,778	13,803,778
Total Investments, at Value (Cost $6,120,603,096)	100.1%	10,722,912,391
Net Other Assets (Liabilities)	(0.1)	(9,087,718)

Net Assets	100.0%	$10,713,824,673

3 OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency: EUR Euro

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions	Gross Reductions	Shares June 30, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	15,684,239	643,130,961	645,011,422	13,803,778
Swiss Medical SA	49,975,200	—	—	49,975,200

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$13,803,778	$20,258
Swiss Medical SA			14,816,947	—

Total			$28,620,725	$20,258

3.	Restricted security. The aggregate value of restricted securities as of June 30, 2014 was $14,816,947, which represents 0.14% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Swiss Medical SA	5/16/94-7/10/02	$30,390,000	$14,816,947	$15,573,053

4.	Rate shown is the 7-day yield as of June 30, 2014.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$4,535,102,751	42.3%
Germany	1,167,489,266	10.9
Japan	1,024,551,283	9.6
France	860,809,647	8.0
United Kingdom	558,209,350	5.2
Switzerland	546,125,350	5.1
Sweden	441,242,269	4.1
Spain	412,135,359	3.9
Brazil	396,051,526	3.7
India	323,220,708	3.0
Russia	152,551,910	1.4
Italy	149,420,891	1.4
Mexico	98,227,893	0.9
Denmark	57,774,188	0.5

Total	$10,722,912,391	100.0%

4 OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2014 Unaudited

Oppenheimer Global Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

5 OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

6 OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

7 OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$568,578,744	$742,557,280	$—	$1,311,136,024
Consumer Staples	367,807,237	296,394,523	—	664,201,760
Energy	72,904,831	324,102,301	—	397,007,132
Financials	747,022,562	1,493,732,195	—	2,240,754,757
Health Care	1,161,475,247	475,034,173	14,816,947	1,651,326,367
Industrials	440,898,071	822,618,943	—	1,263,517,014
Information Technology	1,577,510,747	920,583,478	—	2,498,094,225
Materials	46,959,356	152,912,659	—	199,872,015
Telecommunication Services	—	165,596,499	—	165,596,499
Preferred Stocks	100,331,839	215,207,640	—	315,539,479
Rights, Warrants and Certificates	—	2,063,341	—	2,063,341
Investment Company	13,803,778	—	—	13,803,778

Total Assets	$5,097,292,412	$5,610,803,032	$14,816,947	$10,722,912,391

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Restricted Securities

As of June 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

8 OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes (Continued)

Federal tax cost of securities	$6,164,723,223
Federal tax cost of other investments	(27,294,257)

Total federal tax cost	$6,137,428,966

Gross unrealized appreciation	$4,786,347,491
Gross unrealized depreciation	(228,320,664)

Net unrealized appreciation	$4,558,026,827

9 OPPENHEIMER GLOBAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 8/8/2014